Legal proceedings and regulatory matters (Details) £ in Millions	1 Months Ended			5 Months Ended	12 Months Ended
	Jun. 30, 2020 financial_institutions	Dec. 31, 2016	Apr. 30, 2016 complaint	Jan. 31, 2023 claim	Dec. 31, 2022 GBP (£) claim action complaint global_function	Dec. 31, 2021 GBP (£) hearing	Nov. 30, 2008 GBP (£)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | £					£ 22,816	£ 27,254
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | complaint					2
Number of financial institutions included in complaint for proceedings | financial_institutions	28
Precious metals fix-related litigation
Disclosure of contingent liabilities [line items]
New claims filed | complaint			2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | action					2
Legal proceedings contingent liability | Madoff Investment Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | £							£ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | £					£ 4,000
Number of hearings | hearing						2
Estimated financial effect of contingent liabilities | £					£ 600
Legal proceedings contingent liability | Anti-money laundering and sanctions-related matters
Disclosure of contingent liabilities [line items]
Number of pending claims | claim					9
Number of claims dismissed | claim					5
Number of pending claims at an early stage | claim					4
Legal proceedings contingent liability | Anti-money laundering and sanctions-related matters | Entering into significant commitments or contingent liabilities
Disclosure of contingent liabilities [line items]
Number of claims dismissed | claim				2
Legal proceedings contingent liability | Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period		1 month
Number of groups of plaintiffs | global_function					5